Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share attributable to ordinary shareholders,Diluted (in Dollars per share)	$ (0.004)	$ (0.01)	$ (0.02)
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, Diluted (in Shares)	1,562,627,495	754,076,407	564,575,967